GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS – 88.2%	Par	Value
Certificate of Deposit – 30.6%
Bank of America NA, 4.24%, 02/17/2026	2,500,000	$2,500,000
Bank of Montreal, 4.23% (SOFR + 0.36%), 05/07/2026	2,000,000	2,001,214
BNP Paribas, 4.00%, 03/04/2026	2,000,000	2,000,755
Credit Agricole Corp. & Investment Bank, 4.05%, 06/01/2026	2,000,000	2,002,165
First Abu Dhabi Bank USA, 3.97%, 05/05/2026	1,500,000	1,500,693
Mizuho Bank Ltd., 4.45%, 01/09/2026	1,500,000	1,500,003
MUFG Bank Ltd., 3.99%, 02/05/2026	2,500,000	2,500,000
Nordea Bank ABP, 3.98%, 03/25/2026	1,000,000	1,000,645
Westpac Banking Corp., 4.27% (SOFR + 0.40%), 04/20/2026	2,000,000	2,001,573
		17,004,048

Money Market Funds – 12.7%	Shares
JPMorgan U.S. Government Money Market Funds – Class IM, 3.72% (b)(c)	7,038,565	7,038,565

U.S. Treasury Bills – 44.9%	Par
3.66%, 01/06/2026 (a)	3,000,000	2,998,478
3.61%, 01/13/2026 (a)	5,000,000	4,994,008
3.61%, 01/13/2026 (a)	4,000,000	3,992,469
3.58%, 01/27/2026 (a)	5,000,000	4,987,108
3.55%, 02/03/2026 (a)	3,500,000	3,488,661
3.50%, 02/10/2026 (a)	4,500,000	4,482,575
		24,943,299
TOTAL SHORT-TERM INVESTMENT (Cost $48,981,919)		48,988,912

TOTAL INVESTMENTS – 88.2% (Cost $48,981,919)		$48,988,912
Other Assets in Excess of Liabilities – 11.8%		6,543,622
TOTAL NET ASSETS - 100.0%		$55,532,534

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SOFR - Secured Overnight Financing Rate

(a)	The rate shown is the annualized yield as of December 31, 2025.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.

GuidePath Managed Futures Strategy Fund
Consolidated Schedule of Futures Contracts
December 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	20	03/20/2026	$2,300,313	$(19,910)
3 Month Canadian Overnight Repo Rate Average	27	09/15/2026	4,804,005	(1,077)
Arabica Coffee	2	03/19/2026	261,563	(36,985)
ASX SPI 200 Index	4	03/19/2026	578,994	(321)
AUD/USD Cross Currency Rate	113	03/16/2026	7,540,490	(4,722)
Brazilian Real/US Dollar Cross Currency Rate	32	01/30/2026	578,560	9,386
British Pound/US Dollar Cross Currency Rate	39	03/16/2026	3,280,387	5,538
CAC40 10 Euro Index	10	01/16/2026	958,257	1,519
Canadian Dollar/US Dollar Cross Currency Rate	98	03/17/2026	7,165,760	(18,660)
Copper	6	03/27/2026	852,300	84,796
Dow Jones Industrial Average Index	13	03/20/2026	3,141,840	23,266
Euro STOXX 50 Quanto Index	31	03/20/2026	2,127,944	9,427
Euro/US Dollar Cross Currency Rate	46	03/16/2026	6,773,500	14,703
Euro-BTP Italian Government Bonds	7	03/06/2026	988,648	(2,394)
FTSE 100 Index	16	03/20/2026	2,143,987	37,404
FTSE China A50 Index	74	01/29/2026	1,130,720	(8,738)
FTSE/JSE Top 40 Index	7	03/19/2026	462,211	5,984
FTSE/MIB Index	5	03/20/2026	1,323,656	28,193
German Stock Index	1	03/20/2026	725,391	6,770
Gold	6	02/25/2026	2,604,660	146,472
Hang Seng China Enterprises Index	7	01/29/2026	400,382	(3,594)
Hang Seng Index	4	01/29/2026	659,103	(7,931)
IBEX 35 Index	11	01/16/2026	2,233,753	37,399
ICE 3 Month SONIA Rate	28	06/16/2026	9,098,764	(1,142)
ICE European Climate Exchange Emissions (a)	15	12/14/2026	1,540,157	91,041
Live Cattle (a)	7	02/27/2026	648,480	30,878
London Metals – Aluminum (a)(b)	43	03/16/2026	3,219,055	198,737
London Metals – Copper (a)(b)	4	03/16/2026	1,244,050	165,760
London Metals – Nickel (a)(b)	9	03/16/2026	898,502	27,820
London Metals – Zinc (a)(b)	8	03/16/2026	623,784	25,154
Long Gilt	11	03/27/2026	1,354,779	8,142
Low Sulphur Gas Oil (a)	5	02/12/2026	310,000	(12,928)
Mexican Peso/US Dollar Cross Currency Rate	165	03/16/2026	4,547,400	65,436
MSCI EAFE Index	24	03/20/2026	3,482,520	64,127
MSCI Emerging Markets Index	24	03/20/2026	1,693,680	19,871
MSCI Singapore Index	25	01/29/2026	866,948	(225)
Nasdaq 100 Index	4	03/20/2026	2,036,540	(39,819)
Nifty 50 Index	17	01/27/2026	893,367	(3,684)
Nikkei 225 Index (a)	2	03/12/2026	643,514	(1,153)
OMXS30 Index	52	01/16/2026	1,635,290	32,295
Palladium (a)	2	03/27/2026	330,280	41,692
Platinum (a)	6	04/28/2026	613,260	24,398
Russell 2000 Index (a)	13	03/20/2026	1,623,700	(74,115)
S&P 500 Index	11	03/20/2026	3,790,875	(7,698)
S&P Mid Cap 400 Index	4	03/20/2026	1,330,080	(36,165)
S&P/Toronto Stock Exchange 60 Index	16	03/19/2026	4,340,884	19,424
SGX FTSE Taiwan Index	10	01/29/2026	948,400	18,918
SGX TSI Iron Ore (a)	63	02/27/2026	662,193	7,790
Silver (a)	3	03/27/2026	1,059,045	296,886
South African Rand/US Dollar Cross Currency Rate	137	03/16/2026	4,113,425	109,775
STOXX Europe 600 Index	28	03/20/2026	978,940	15,719
Swiss Franc/US Dollar Cross Currency Rate	9	03/16/2026	1,429,594	12,386
TOPIX Index (a)	6	03/12/2026	1,307,520	14,283
U.S. Treasury 10 Year Notes	26	03/20/2026	2,923,375	(18,560)
U.S. Treasury 2 Year Notes	17	03/31/2026	3,549,414	(613)
U.S. Treasury 5 Year Note	38	03/31/2026	4,153,578	(11,685)
U.S. Treasury Long Bonds	9	03/20/2026	1,040,344	(6,878)
				$1,382,392
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	(122)	03/16/2026	$35,112,349	$15,017
3-Month Secured Overnight Financing Rate	(58)	09/15/2026	14,020,050	(268)
Australian 90 Day Bank Bills	(113)	03/12/2026	74,705,360	47,660
Australian Government 10 Year Bonds	(143)	03/16/2026	10,448,207	(35,758)
Australian Government 3 Year Bonds	(269)	03/16/2026	18,848,555	(31,659)
Brent Crude Oil (a)	(16)	01/30/2026	973,600	(3,542)
Canadian 10 Year Government Bonds	(8)	03/20/2026	704,732	(2,749)
Corn No. 2 Yellow (a)	(14)	03/13/2026	308,175	3,236
Cotton No.2 (a)	(23)	03/09/2026	739,105	10,161
Crude Oil (a)	(20)	01/20/2026	1,148,400	7,836
Crude Soybean Oil (a)	(5)	03/13/2026	145,680	(427)
Euro BUXL 30 Year Bonds	(24)	03/06/2026	3,105,909	25,087
Euro-BOBL	(72)	03/06/2026	9,828,797	(12,961)
Euro-Bund	(37)	03/06/2026	5,547,043	(8,636)
Euro-Schatz	(233)	03/06/2026	29,241,374	5,818
French Government Bonds	(22)	03/06/2026	3,117,778	(5,832)
Hard Red Winter Wheat	(13)	03/13/2026	334,588	15,751
Indian Rupee/US Dollar Cross Currency Rate	(59)	01/28/2026	1,309,918	(3,876)
Japanese 10 Year Government Bonds	(2)	03/13/2026	1,690,628	11,772
Japanese Yen/US Dollar Cross Currency Rate	(77)	03/16/2026	6,177,806	48,793
Korean Won/US Dollar Cross Currency Rate	(3)	01/19/2026	51,870	(784)
London Cocoa (a)	(2)	03/16/2026	117,999	(7,646)
London Metals – Aluminum (a)(b)	(13)	03/16/2026	973,203	(40,004)
London Metals – Copper (a)(b)	(1)	03/16/2026	311,013	(9)
London Metals – Nickel (a)(b)	(10)	03/16/2026	998,336	(117,567)
Natural Gas (a)	(3)	01/28/2026	110,580	(2,023)
New Zealand Dollar/US Dollar Cross Currency Rate	(12)	03/16/2026	692,160	4,674
Reformulated Gasoline Blendstock (a)	(1)	01/30/2026	72,030	98
Short-term Euro-BTP	(40)	03/06/2026	5,045,363	(4,632)
Soybean Meal	(2)	03/13/2026	59,880	376
Soybeans (a)	(2)	03/13/2026	104,750	906
Sugar #11 (a)	(54)	02/27/2026	907,805	(32,635)
US Cocoa (a)	(4)	03/16/2026	242,600	(25,779)
Wheat (a)	(29)	03/13/2026	735,150	51,619
				$(87,983)
Net Unrealized Appreciation (Depreciation)		$ –	$–	$1,294,409

The Fund has recorded an asset of $259,564 as of December 31, 2025 related to the current day's variation margin related to these contracts.

(a)	All or portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

GuidePath Managed Futures Strategy Fund
Schedule of Forward Currency Contracts
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	03/18/2026	SEK	2,000,000	USD	215,369	$2,756
UBS AG	03/18/2026	CNH	3,000,000	USD	427,506	4,537
UBS AG	03/18/2026	SEK	2,000,000	USD	216,060	2,065
UBS AG	03/18/2026	SGD	875,000	USD	683,182	981
UBS AG	03/18/2026	CNH	4,000,000	USD	570,483	5,574
UBS AG	03/18/2026	SGD	1,750,000	USD	1,366,028	2,297
UBS AG	03/18/2026	CNH	17,000,000	USD	2,421,954	26,290
UBS AG	03/18/2026	NOK	8,000,000	USD	790,090	3,335
UBS AG	03/18/2026	PLN	11,000,000	USD	3,024,709	38,073
UBS AG	03/18/2026	SEK	18,000,000	USD	1,935,299	27,823
UBS AG	03/18/2026	TRY	9,600,000	USD	209,390	1,682
UBS AG	03/18/2026	NOK	4,000,000	USD	399,314	(2,602)
UBS AG	03/18/2026	PLN	1,000,000	USD	278,969	(534)
UBS AG	03/18/2026	SEK	14,000,000	USD	1,534,709	(7,836)
UBS AG	03/18/2026	SGD	500,000	USD	391,648	(698)
UBS AG	03/18/2026	USD	1,746,530	SGD	2,250,000	(12,745)
Net Unrealized Appreciation (Depreciation)						$90,998

CNH - Chinese Offshore Renminbi
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar